Unit-Based Compensation and Other Benefit Plans	12 Months Ended
Dec. 31, 2011
Unit-Based Compensation and Other Benefit Plans [Abstract]
Unit-Based Compensation and Other Benefit Plans
Note 5 - Unit-Based Compensation and Other Benefit Plans

Incentive Plan Summary

The Linn Energy, LLC Amended and Restated Long-Term Incentive Plan, as amended (the "Plan"), originally became effective in December 2005.  The Plan, which is administered by the Compensation Committee of the Board of Directors ("Compensation Committee"), permits granting unit grants, unit options, restricted units, phantom units and unit appreciation rights to employees, consultants and nonemployee directors under the terms of the Plan.  The unit options and restricted units vest ratably over three years.  The contractual life of unit options is 10 years.  Unit awards were initially issued in conjunction with the Company's IPO in January 2006.

The Plan limits the number of units that may be delivered pursuant to awards to 12.2 million units.  The Board of Directors and the Compensation Committee have the right to alter or amend the Plan or any part of the Plan from time to time, including increasing the number of units that may be granted, subject to unitholder approval as required by the exchange upon which the units are listed at that time.  However, no change in any outstanding grant may be made that would materially reduce the benefits to the participant without the consent of the participant.

Upon exercise or vesting of an award of units, or an award settled in units, the Company will issue new units, acquire units on the open market or directly from any person, or use any combination of the foregoing, at the Compensation Committee's discretion.  If the Company issues new units upon exercise or vesting of an award, the total number of units outstanding will increase.  To date, the Company has issued awards of unit grants, unit options, restricted units and phantom units.  The Plan provides for all of the following types of awards:

Unit Grants - A unit grant is a unit that vests immediately upon issuance.

Unit Options - A unit option is a right to purchase a unit at a specified price at terms determined by the Compensation Committee.  Unit options will have an exercise price that will not be less than the fair market value of the units on the date of grant, and in general, will become exercisable over a vesting period but may accelerate upon a change in control of the Company.  If a grantee's employment or service relationship terminates for any reason other than death, the grantee's unvested unit options will be automatically forfeited unless the option agreement or the Compensation Committee provides otherwise.

Restricted Units - A restricted unit is a unit that vests over a period of time and that during such time is subject to forfeiture, and may contain such terms as the Compensation Committee shall determine.  The Company intends the restricted units under the Plan to serve as a means of incentive compensation for performance and not primarily as an opportunity to participate in the equity appreciation of its units.  Therefore, Plan participants will not pay any consideration for the restricted units they receive.  If a grantee's employment or service relationship terminates for any reason other than death, the grantee's unvested restricted units will be automatically forfeited unless the Compensation Committee or the terms of the award agreement provide otherwise.

Phantom Units/Unit Appreciation Rights - These awards may be settled in units, cash or a combination thereof.  Such grants contain terms as determined by the Compensation Committee, including the period or terms over which phantom units vest.  If a grantee's employment or service relationship terminates for any reason other than death, the grantee's phantom units or unit appreciation rights will be automatically forfeited unless, and to the extent, the Compensation Committee or the terms of the award agreement provide otherwise.  While phantom units require no payment from the grantee, unit appreciation rights will have an exercise price that will not be less than the fair market value of the units on the date of grant.  At December 31, 2011, the Company had 36,784 phantom units issued and outstanding.  To date, the Company has not issued unit appreciation rights.

Securities Authorized for Issuance Under the Plan

As of December 31, 2011, approximately 1.4 million units were issuable under the Plan pursuant to outstanding award or other agreements, and 5.2 million additional units were reserved for future issuance under the Plan.

Accounting for Unit-Based Compensation

The Company recognizes as expense, beginning at the grant date, the fair value of unit options and other equity-based compensation issued to employees and nonemployee directors.  The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service period using the straight-line method in the Company's consolidated statements of operations.  A summary of unit-based compensation expenses included on the consolidated statements of operations is presented below:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)

General and administrative expenses	$21,131	$13,450	$14,743
Lease operating expenses	1,112	342	346
Total unit-based compensation expenses	$22,243	$13,792	$15,089
Income tax benefit	$8,219	$5,096	$5,968

Restricted/Unrestricted Units

The fair value of unrestricted unit grants and restricted units issued is determined based on the fair market value of the Company units on the date of grant.  A summary of the status of the nonvested units as of December 31, 2011, is presented below:

	Number of Nonvested Units	Weighted Average Grant-Date Fair Value

Nonvested units at December 31, 2010	1,451,556	$21.16
Granted	1,110,502	$38.54
Vested	(651,760)	$20.22
Forfeited	(50,636)	$33.32
Nonvested units at December 31, 2011	1,859,662	$31.54

The weighted average grant-date fair value of unrestricted unit grants and restricted units granted was $25.89 and $16.11 during the years ended December 31, 2010, and December 31, 2009, respectively.

As of December 31, 2011, there was approximately $38 million of unrecognized compensation cost related to nonvested restricted units.  The cost is expected to be recognized over a weighted average period of approximately 1.5 years.  The total fair value of units that vested was approximately $13 million, $14 million and $11 million for the years ended December 31, 2011, December 31, 2010, and December 31, 2009, respectively.

In January 2012, the Company granted 913,663 restricted units as part of its annual review of its employees, including executives, compensation.

Changes in Unit Options and Unit Options Outstanding

The following provides information related to unit option activity for the year ended December 31, 2011:

	Number of Units Underlying Options	Weighted Average Exercise Price Per Unit	Weighted Average Grant-Date Fair Value	Weighted Average Remaining Contractual Life in Years

Outstanding at December 31, 2010	1,720,393	$22.48	$3.05	6.71
Exercised	(310,400)	$23.99	$3.83
Outstanding at December 31, 2011	1,409,993	$22.14	$2.87	5.83
Exercisable at December 31, 2011	1,282,526	$22.76	$3.11	5.70

No unit options were granted during the years ended December 31, 2011, or December 31, 2010.  The weighted average grant-date fair value of options granted was $0.55 during the year ended December 31, 2009.  The total intrinsic value of options exercised was approximately $5 million, $2 million and $124,000, during the years ended December 31, 2011, December 31, 2010, and December 31, 2009, respectively.  The Company received approximately $7 million from the exercise of options during the year ended December 31, 2011.

As of December 31, 2011, total unrecognized compensation cost related to nonvested unit options was approximately $4,000.  The cost is expected to be recognized over a weighted average period of approximately one month.  In addition, the exercisable unit options at December 31, 2011, have an aggregate intrinsic value of approximately $19 million and all outstanding unit options have an aggregate intrinsic value of approximately $22 million.  The total fair value of all options that vested during the years ended December 31, 2011, December 31, 2010, and December 31, 2009, was approximately $500,000, $1 million and $2 million, respectively.  No options expired during the years ended December 31, 2011, December 31, 2010, or December 31, 2009.

The fair value of unit-based compensation for unit options was estimated on the date of grant using a Black-Scholes pricing model based on certain assumptions.  The Company's determination of the fair value of unit-based payment awards is affected by the Company's unit price as well as assumptions regarding a number of complex and subjective variables.  The Company's employee unit options have various restrictions including vesting provisions and restrictions on transfers and hedging, among others, and often are expected to be exercised prior to their contractual maturity.

Expected volatilities used in the estimation of fair value have been determined using available volatility data for the Company as well as an average of volatility computations of other identified peer companies in the oil and natural gas industry.  Expected distributions are estimated based on the Company's distribution rate at the date of grant.  Historical data of the Company and other identified peer companies is used to estimate expected term because, due to the limited period of time its equity units have been publicly traded, the Company does not have sufficient historical exercise data to compute a reasonable estimate.  Forfeitures are estimated using historical Company data and are revised, if necessary, in subsequent periods if actual forfeitures differ from estimates.  All employees granted awards have been determined to have similar behaviors for purposes of determining the expected term used to estimate fair value.  The risk-free rate for periods within the expected term of the unit option is based on the U.S. Treasury yield curve in effect at the time of grant.  The fair values of the 2009 unit option grants were based upon the following assumptions:

	2009

Expected volatility	30.59%
Expected distributions	15.80%	-	16.79%
Risk-free rate	1.24%	-	1.91%
Expected term	5 years

Although the fair value of unit option grants is determined in accordance with applicable accounting standards, using a Black-Scholes pricing model, that value may not be indicative of the fair value observed in a willing buyer/willing seller market transaction.

Nonemployee Grants

During the year ended December 31, 2007, the Company granted an aggregate 150,000 unit warrants to certain individuals in connection with an acquisition transition services agreement.  The unit warrants, all of which remain outstanding, have an exercise price of $25.50 per unit warrant, are fully exercisable at December 31, 2011, and expire 10 years from the date of issuance.

Defined Contribution Plan

The Company sponsors a 401(k) defined contribution plan for eligible employees.  Company contributions to the 401(k) plan consisted of a discretionary matching contribution equal to 100% of the first 4% of eligible compensation contributed by the employee on a before-tax basis for the year ending December 31, 2009.  For the years ended December 31, 2011, and December 31, 2010, the Company contribution was equal to 100% of the first 6% of eligible employee compensation.  The Company contributed approximately $4 million, $3 million and $2 million during the years ended December 31, 2011, December 31, 2010, and December 31, 2009, respectively, to the 401(k) plan's trustee account.  The 401(k) plan funds are held in a trustee account on behalf of the plan participants.